Property, Plant, and Equipment - Useful Lives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Certain information technology equipment
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years	4 years
Change in estimate of expected useful lives of assets | Certain information technology equipment
Useful Lives of Property, Plant, and Equipment
Reduction of depreciation expense	€ 93
Reduction of depreciation expense in cost of cloud	€ 65
Lowest | Buildings
Useful Lives of Property, Plant, and Equipment
Useful lives	25 years
Lowest | Information technology equipment
Useful Lives of Property, Plant, and Equipment
Useful lives	2 years
Lowest | Office furniture
Useful Lives of Property, Plant, and Equipment
Useful lives	4 years
Lowest | Automobiles
Useful Lives of Property, Plant, and Equipment
Useful lives	4 years
Highest | Buildings
Useful Lives of Property, Plant, and Equipment
Useful lives	50 years
Highest | Information technology equipment
Useful Lives of Property, Plant, and Equipment
Useful lives	6 years
Highest | Office furniture
Useful Lives of Property, Plant, and Equipment
Useful lives	20 years
Highest | Automobiles
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years